Vessels, Net- Activity Rollforward (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) windTurbineInstallationVessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Abstract]
Number of wind turbine installation vessels operated | windTurbineInstallationVessel	5
Vessel [Roll Forward]
Vessel, Beginning Balance	$ 544,515	$ 0
Vessels acquired as part of the Seajacks transaction		554,705
Other additions	1,413	0
Depreciation	(24,597)	(10,190)	$ (48,369)
Vessel, Ending Balance	$ 521,331	$ 544,515	$ 0